Deferred Finance Costs	12 Months Ended
Dec. 31, 2014
Deferred Finance Costs [Abstract]
DEFERRED FINANCE COSTS
NOTE 7: DEFERRED FINANCE COSTS
Deferred finance costs, net consisted of the following:

Financing Costs
Balance at December 31, 2012	$7,876
Additions	8,151
Amortization	(1,277)
Deferred charges written-off	(6,693)
Balance at December 31, 2013	$8,057
Amortization	(652)
Deferred finance costs retained by Navios Acquisition	(7,405)
Additions	1,973
Amortization	(60)
Balance at December 31, 2014	$1,913

In connection with the November IPO, unamortized deferred financing costs totaling $7,405 were retained with Navios Acquisition.